Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 16, 2021	Apr. 01, 2021	Apr. 01, 2019	Jan. 01, 2018	Nov. 08, 2013	Jun. 30, 2018	Mar. 31, 2023	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues								3.00%	3.00%
Education surcharges rate								3.00%	3.00%
Local education surcharges rate								2.00%	2.00%
Withholding tax								¥ (14,512)	$ (2,289)	¥ 5,181	¥ (590)
Income tax rate								25.00%	25.00%	25.00%	25.00%
Taxable profit								¥ (656,886)		¥ (322,790)	¥ (2,224,228)
Net operating losses carry forwards, period				10 years
Withholding income tax rate on dividends distributed by a foreign-invested entity								10.00%	10.00%
Net operating losses carry forwards								¥ 1,696,472
Minimum
Income Taxes [Line Items]
Urban construction tax rate								1.00%	1.00%
Maximum
Income Taxes [Line Items]
Urban construction tax rate								7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year								2022	2022
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year								2031	2031
Hangzhou Juandou Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate										15.00%	15.00%	15.00%	15.00%
Preferential tax rate period		3 years
Taxable profit								¥ 0		¥ 0	¥ 0
Net operating losses carry forwards, period						10 years
Other Subsidiaries
Income Taxes [Line Items]
Income tax rate								25.00%	25.00%
Hangzhou Shiqu Information and Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit								¥ 0		0	0
Net operating losses carry forwards, period						10 years
Hangzhou Shiqu Information and Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period			3 years
Hangzhou Shiqu Information and Technology Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate					12.50%
CIT exemption for tax holiday					2 years
Preferential tax rate period					3 years
Hangzhou Juangua Network Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate													15.00%	15.00%
Taxable profit								0		0	0
Net operating losses carry forwards, period						10 years
Hangzhou Juangua Network Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period			3 years
Hangzhou Juangua Network Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate					12.50%
CIT exemption for tax holiday					2 years
Preferential tax rate period					3 years
Meilishuo (Beijing) Network Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit								¥ 0		¥ 0	¥ 0
Lishui Juanfu and Ruisha Technology [Member] | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate							15.00%	15.00%	15.00%	15.00%
Preferential tax rate period	3 years
Marketing Services, commissions, financing solutions and other services
Income Taxes [Line Items]
VAT rate								6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate								6.00%	6.00%	13.00%
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate								3.00%	3.00%	3.00%	3.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax								¥ 0		¥ 0	¥ 0
Hong Kong | Taxable Profit First Two Million Hongkong Dollar [Member]
Income Taxes [Line Items]
Income tax rate								8.25%	8.25%
Hong Kong | Taxable Profit Above Two Million Hongkong Dollar [Member]
Income Taxes [Line Items]
Income tax rate								16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax								25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity								5.00%	5.00%